Subsequent Events	12 Months Ended
Dec. 31, 2024
Subsequent Events [Abstract]
SUBSEQUENT EVENTS

18. SUBSEQUENT EVENTS

The Company has assessed all events from December 31, 2024 up through July 3, 2025, which is the date that these consolidated financial statements are available to be issued, unless as disclosed below, there are not any material subsequent events that require disclosure in these consolidated financial statements.

On February 6, 2025, the Company entered into a loan agreement with China Minsheng Bank Jilin Branch, pursuant to which the Company obtained a loan in the amount of RMB3,000 (US$411) for one year at the interest rate of 3.85%.

On February 21, 2025, the Company entered into a loan agreement with China Minsheng Bank Jilin Branch, pursuant to which the Company obtained a loan in the amount of RMB2,010 (US$275) for one year at the interest rate of 3.85%.

On March 25, 2025, the Company entered into a loan agreement with Industrial Bank Jilin Branch, pursuant to which the Company obtained a loan in the amount of RMB21,900 (US$3000) for one year at the interest rate of 4.20%.

On March 25 2025, the Company entered into a loan agreement with Bank of Jinlin, pursuant to which the Company obtained a loan in the amount of RMB10,000 (US$1,370) for one year at the interest rate of 3.85%.

On March 31, 2025, the Company entered into a loan agreement with Industrial Bank Jilin Branch, pursuant to which the Company obtained a loan in the amount of RMB5,000 (US$685) for one year at the interest rate of 4.20%.

On January 8, 2025, the company followed the loan agreement and repaid RMB3,000 (US$411) to China Minsheng Bank Jilin Branch with an interest rate of 3.85%.

On January 8, 2025, the company followed the loan agreement and repaid RMB2,010 (US$275) to China Minsheng Bank Jilin Branch with an interest rate of 3.85%.

On March 21, 2025, the company followed the loan agreement and repaid RMB100 (US$14) to Industrial Bank Jilin Branch with an interest rate of 4.0%.

On March 25, 2025, the company followed the loan agreement and repaid RMB5,000 (US$685) to Industrial Bank Jilin Branch with an interest rate of 4.35%.

On March 25, 2025, the company followed the loan agreement and repaid RMB21,900 (US$3,000) to Industrial Bank Jilin Branch with an interest rate of 4.35%.

On April 1, 2025, the company followed the loan agreement and repaid RMB5,000 (US$685) to Industrial Bank Jilin Branch with an interest rate of 4.30%.

On April 1, 2025, the company followed the loan agreement and repaid RMB6,990 (US$958) to Industrial Bank Jilin Branch with an interest rate of 4.90%.